Supplementary Information - Condensed Consolidating Financial Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016
Parent Guarantor
Parent Company Only Financial Information [Line Items]
Ownership interest percentage in subsidiary	100.00%